Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) $ in Thousands		9 Months Ended		12 Months Ended
	Nov. 20, 2020 MXN ($)	Sep. 30, 2023 MXN ($) series	Sep. 30, 2022 MXN ($)	Dec. 31, 2022 MXN ($) series	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion		$ 1,310,887,385		$ 1,625,516,313
Financial arrangement, term	3 years
Non-current loans and receivables		1,283,966		1,334,126
Value added tax payables		748,224		783,999
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		6,760,491	$ 6,215,759
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt		72,175,604		89,739,938	$ 128,786,611
Long-term debt, net of current portion		72,915,521		90,577,596	$ 95,597,610
Fair value of the transferred assets		76,135,178		108,062,414
Fair value of associated financial liabilities		57,768,910		82,372,990
Fair value of transferred financial assets and associated financial liabilities, net		18,366,268		25,689,424
Interest		$ 739,917		837,658
Government Bonds | Sixteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | series		15
Financial assets at amortised cost		$ 71,021,384		102,492,032
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount		913,482		$ 913,482
Number of series of development bonds | series				17
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 5,791,844	$ 5,425,943
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount	$ 95,597,610
Interest rate	8.56275%